25. Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity (deficit)
Schedule of shares

The Company’s shares are held as follows:

	2020			2019
	Common shares	Preferred shares	Total	Common shares	Preferred shares	Total
Fundo Volluto	100.00%	-	22.99%	100.00%	-	23.00%
Mobi FIA	-	37.57%	28.93%	-	37.59%	28.94%
AirFrance - KLM	-	1.55%	1.19%	-	1.55%	1.19%
Others	-	1.91%	1.47%	-	2.23%	1.73%
Market	-	58.97%	45.41%	-	58.63%	45.14%
Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%